Investment Objectives and Goals	Jun. 10, 2025
TrueShares Technology, AI & Deep Learning ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TrueShares Technology, AI & Deep Learning ETF (the “Fund”) seeks total return.
The Opal Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—THE OPAL DIVIDEND INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Opal Dividend Income ETF (the “Fund”) seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
TrueShares Eagle Global Renewable Energy Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TrueShares Eagle Global Renewable Energy Income ETF (the “Fund” or the “Energy Income ETF”) seeks long-term growth of capital.
TrueShares Active Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES ACTIVE YIELD ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TrueShares Active Yield ETF (the “Fund”) seeks to deliver a meaningfully higher yield compared to the S&P 500® Index,
Objective, Secondary [Text Block]	with a secondary focus on capital preservation and the opportunity for long-term growth of capital.
RiverNorth Patriot ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—RIVERNORTH PATRIOT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverNorth Patriot ETF (the “Patriot ETF” or the “Fund”) seeks capital growth.
RiverNorth Enhanced Pre-Merger SPAC ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY— RIVERNORTH ENHANCED PRE-MERGER SPAC ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverNorth Enhanced Pre-Merger SPAC ETF (the “Fund”) seeks to preserve capital and provide incremental total return.